Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets [Line Items]
Product formulas	$ 1,023	$ 1,023
Other intangible assets	189	189	189
Total intangible assets	1,212	1,212	189
Less: accumulated amortization	(81)	(36)	(9)
Intangible assets, net	$ 1,131	$ 1,176	$ 180